Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.13%
Communication services: 1.02%
Interactive media & services: 1.02%
Bumble Incorporated Class A †	301,909	$ 8,498,738
Consumer discretionary: 10.82%
Auto components: 1.16%
Dana Incorporated	690,747	9,718,810
Diversified consumer services: 0.87%
Service Corporation International	104,670	7,234,790
Hotels, restaurants & leisure: 1.27%
Planet Fitness Incorporated Class A †	156,475	10,641,865
Household durables: 1.16%
Mohawk Industries Incorporated †	77,724	9,644,771
Internet & direct marketing retail: 1.44%
Revolve Group Incorporated †	388,652	10,069,973
The RealReal Incorporated †	797,771	1,986,450
		12,056,423
Specialty retail: 3.60%
Burlington Stores Incorporated †	71,138	9,691,130
Leslie's Incorporated †«	566,025	8,592,260
National Vision Holdings Incorporated †	239,479	6,585,673
Tractor Supply Company	26,767	5,188,783
		30,057,846
Textiles, apparel & luxury goods: 1.32%
Deckers Outdoor Corporation †	43,225	11,037,504
Consumer staples: 4.49%
Food products: 1.34%
Nomad Foods Limited †	558,977	11,173,950
Household products: 1.35%
Church & Dwight Company Incorporated	121,548	11,262,638
Personal products: 1.80%
e.l.f. Beauty Incorporated †	417,219	12,800,279
The Honest Company Incorporated †	771,141	2,251,732
		15,052,011
Financials: 10.69%
Banks: 2.08%
Pinnacle Financial Partners Incorporated	104,708	7,571,435
Webster Financial Corporation	233,009	9,821,329
		17,392,764
See accompanying notes to portfolio of investments

Allspring Common Stock Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Capital markets: 1.95%
Cboe Global Markets Incorporated	96,535	$ 10,926,797
Raymond James Financial Incorporated	59,862	5,352,261
		16,279,058
Insurance: 5.45%
Arch Capital Group Limited †	367,807	16,731,540
Axis Capital Holdings Limited	266,948	15,240,061
Reinsurance Group of America Incorporated	115,456	13,541,834
		45,513,435
Thrifts & mortgage finance: 1.21%
Essent Group Limited	261,107	10,157,062
Health care: 12.75%
Biotechnology: 0.17%
Sage Therapeutics Incorporated †	44,635	1,441,711
Health care equipment & supplies: 4.47%
Haemonetics Corporation †	181,451	11,826,976
Integer Holdings Corporation †	151,133	10,679,058
LivaNova plc †	237,710	14,849,744
		37,355,778
Health care providers & services: 3.30%
HealthEquity Incorporated †	207,580	12,743,336
Humana Incorporated	31,720	14,847,180
		27,590,516
Health care technology: 0.45%
Schrodinger Incorporated †	142,800	3,771,348
Life sciences tools & services: 4.36%
Azenta Incorporated	119,147	8,590,499
Bio-Rad Laboratories Incorporated Class A †	35,869	17,755,155
Codexis Incorporated †	369,487	3,864,834
Sotera Health Company †	316,509	6,200,411
		36,410,899
Industrials: 22.68%
Aerospace & defense: 1.39%
MTU Aero Engines AG	64,011	11,651,853
Building products: 8.22%
Advanced Drainage Systems Incorporated	75,233	6,776,236
Armstrong World Industries Incorporated	172,957	12,964,857
Carlisle Companies Incorporated	83,809	19,997,665
Masonite International Corporation †	206,830	15,890,749
Tecnoglass Incorporated «	283,211	4,970,353
The AZEK Company Incorporated †	484,778	8,115,184
		68,715,044
Commercial services & supplies: 3.46%
IAA Incorporated †	337,466	11,058,761
See accompanying notes to portfolio of investments

2  |  Allspring Common Stock Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Commercial services & supplies (continued)
Republic Services Incorporated	86,359	$ 11,301,802
Stericycle Incorporated †	149,917	6,573,860
		28,934,423
Construction & engineering: 0.82%
APi Group Corporation †	457,615	6,850,497
Electrical equipment: 2.93%
Atkore Incorporated †	183,385	15,222,789
Regal Rexnord Corporation	81,761	9,281,509
		24,504,298
Machinery: 1.19%
Ingersoll Rand Incorporated	235,949	9,928,734
Professional services: 2.47%
Booz Allen Hamilton Holding Corporation	127,865	11,553,881
Dun & Bradstreet Holdings Incorporated †	601,563	9,041,492
		20,595,373
Trading companies & distributors: 2.20%
Air Lease Corporation	273,452	9,141,500
United Rentals Incorporated †	37,886	9,202,888
		18,344,388
Information technology: 19.06%
Electronic equipment, instruments & components: 1.67%
Teledyne Technologies Incorporated †	37,219	13,961,219
IT services: 2.31%
EVO Payments Incorporated Class A †	487,984	11,477,384
Genpact Limited	183,903	7,790,131
		19,267,515
Semiconductors & semiconductor equipment: 2.67%
Marvell Technology Incorporated	213,004	9,272,064
ON Semiconductor Corporation †	260,030	13,082,109
		22,354,173
Software: 12.41%
8x8 Incorporated †	564,927	2,909,374
Black Knight Incorporated †	210,259	13,748,836
Fair Isaac Corporation †	30,843	12,364,959
Instructure Holdings Incorporated †«	571,474	12,972,460
New Relic Incorporated †	90,610	4,535,031
Pagerduty Incorporated †	501,030	12,415,523
Q2 Holdings Incorporated †	218,287	8,419,330
Qualtrics International Incorporated Class A †	459,542	5,748,870
Riskified Limited Class A †«	289,808	1,286,748
SPS Commerce Incorporated †	80,159	9,061,975
WalkMe Limited †«	822,262	8,329,514
Zendesk Incorporated †	161,362	11,952,083
		103,744,703
See accompanying notes to portfolio of investments

Allspring Common Stock Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Materials: 6.34%
Chemicals: 4.30%
Ashland Global Holdings Incorporated	147,177	$ 15,166,590
Quaker Chemical Corporation	69,485	10,389,397
Westlake Chemical Corporation	105,710	10,361,694
		35,917,681
Containers & packaging: 1.04%
Crown Holdings Incorporated	94,494	8,709,512
Metals & mining: 1.00%
Steel Dynamics Incorporated	125,838	8,324,184
Real estate: 10.28%
Equity REITs: 10.28%
American Homes 4 Rent Class A	380,011	13,467,590
Apartment Income REIT Corporation	241,590	10,050,144
Life Storage Incorporated	98,719	11,022,964
SBA Communications Corporation	47,304	15,139,645
Sun Communities Incorporated	115,865	18,464,246
VICI Properties Incorporated	597,648	17,803,934
		85,948,523
Total Common stocks (Cost $752,404,907)		820,044,037

Investment companies: 1.21%
Exchange-traded funds: 1.21%
SPDR S&P Biotech ETF †«	136,404	10,130,725
Total Investment companies (Cost $9,631,618)		10,130,725

		Yield
Short-term investments: 4.57%
Investment companies: 4.57%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	6,525,734	6,525,734
Securities Lending Cash Investments LLC ♠∩∞		1.56	31,673,709	31,673,709
Total Short-term investments (Cost $38,199,443)				38,199,443
Total investments in securities (Cost $800,235,968)	103.91%			868,374,205
Other assets and liabilities, net	(3.91)			(32,673,786)
Total net assets	100.00%			$835,700,419

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Allspring Common Stock Fund

Portfolio of investments—June 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,767,019	$172,235,535	$(175,476,820)	$0	$0	$6,525,734	6,525,734	$13,939
Securities Lending Cash Investments LLC	9,154,560	239,714,592	(217,195,443)	0	0	31,673,709	31,673,709	56,325#
				$0	$0	$38,199,443		$70,264

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Common Stock Fund  |  5

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to

6  |  Allspring Common Stock Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,498,738	$0	$0	$8,498,738
Consumer discretionary	90,392,009	0	0	90,392,009
Consumer staples	37,488,599	0	0	37,488,599
Financials	89,342,319	0	0	89,342,319
Health care	106,570,252	0	0	106,570,252
Industrials	189,524,610	0	0	189,524,610
Information technology	159,327,610	0	0	159,327,610
Materials	52,951,377	0	0	52,951,377
Real estate	85,948,523	0	0	85,948,523
Investment companies	10,130,725	0	0	10,130,725
Short-term investments
Investment companies	38,199,443	0	0	38,199,443
Total assets	$868,374,205	$0	$0	$868,374,205
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Common Stock Fund  |  7